UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

Semiannual Report
Franklin Strategic
Mortgage Portfolio
March 31, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 17
Notes to Financial Statements 21
Shareholder Information 30
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin Strategic Mortgage Portfolio
This semiannual report for Franklin Strategic Mortgage
Portfolio covers the period ended March 31, 2024 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks high total return (a combination of high
current income and capital appreciation) relative to the
performance of the general mortgage securities market
by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund normally invests significantly in mortgage securities that are issued or guaranteed by the
U.S. government, its agencies or instrumentalities, which
include mortgage pass-through securities representing
interests in “pools” of mortgage loans issued or guaranteed
by Ginnie Mae, Fannie Mae and Freddie Mac.
1
Performance Overview
For the six months ended March 31, 2024, the Fund’s
Class A shares posted a +5.66% cumulative total return.
In comparison, the Fund’s primary benchmark, the
Bloomberg U.S. Mortgage-Backed Securities (MBS)
Fixed Rate Index, which measures the performance of
investment-grade fixed-rate mortgage-backed pass-through
securities of Ginnie Mae, Fannie Mae and Freddie Mac,
posted a +6.36% cumulative total return.
2
In comparison,
the Fund’s secondary benchmark, the FTSE U.S. Broad
Investment-Grade (USBIG) Mortgage Index, which tracks
the performance of 30- and 15-year Ginnie Mae, Fannie
Mae and Freddie Mac securities, as well as Fannie Mae
and Freddie Mac balloon mortgages, posted a +6.38%
cumulative total return.
2
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Strategic Mortgage Portfolio. We look forward to serving your future investment needs.
Neil Dhruv
Paul Varunok
Portfolio Management Team
Portfolio Composition
3/31/24
% of Total Net
Assets
Mortgage-Backed Securities 76.0%
Residential Mortgage-Backed Securities 10.9%
Commercial Mortgage-Backed Securities 5.1%
Asset-Backed Securities
*
3.4%
Other
†
0.3%
Short-Term Investments & Other Net Assets 4.3%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
1. Guarantees of timely payment of principal and interest do not apply to the market prices and yield of the security or to the net asset value or performance of the Fund.
Ginnie Mae pass-through securities are backed by the full faith and credit of the U.S. government. Although U.S. government-sponsored entities, such as Fannie Mae and
Freddie Mac, may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund’s pro-
spectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.

Performance Summary as of March 31, 2024
Franklin Strategic Mortgage Portfolio

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/24

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A
4
6-Month +5.66% +1.69%
1-Year +0.58% -3.21%
5-Year -4.67% -1.72%
10-Year +6.74% +0.27%
Advisor
6-Month +5.79% +5.79%
1-Year +0.83% +0.83%
5-Year -3.49% -0.71%
10-Year +9.29% +0.89%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 3.04% 2.83% 2.40%
Advisor 3.41% 3.19% 2.75%
See page 4 for Performance Summary footnotes.

Franklin Strategic Mortgage Portfolio
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepay-
ment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Active management does not ensure gains or protect against market declines. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 1/31/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(10/1/23–3/31/24)
Share Class
Net Investment
Income
A $0.118939
A1 $0.128411
C $0.103714
R6 $0.130209
Advisor $0.128394
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.01% 1.36%
Advisor 0.76% 1.12%

Your Fund’s Expenses
Franklin Strategic Mortgage Portfolio

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/23
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,056.60 $5.14 $1,020.00 $5.05 1.00%
A1 $1,000 $1,056.40 $3.86 $1,021.25 $3.79 0.75%
C $1,000 $1,054.50 $7.18 $1,018.01 $7.05 1.40%
R6 $1,000 $1,058.20 $3.70 $1,021.40 $3.64 0.72%
Advisor $1,000 $1,057.90 $3.87 $1,021.24 $3.80 0.75%

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.44 $7.73 $9.13 $9.31 $9.25 $8.93
Income from investment operations
a
:
Net investment income .............. 0.103
b
0.197
b
0.010
b
0.025
b
0.188 0.267
Net realized and unrealized gains (losses) 0.316 (0.268) (1.257) (0.063) 0.090 0.355
Total from investment operations ........ 0.419 (0.071) (1.247) (0.038) 0.278 0.622
Less distributions from:
Net investment income .............. (0.119) (0.219) (0.149) (0.142) (0.218) (0.302)
Tax return of capital ................ — — (0.004) — — —
Total distributions ................... (0.119) (0.219) (0.153) (0.142) (0.218) (0.302)
Net asset value, end of period .......... $7.74 $7.44 $7.73 $9.13 $9.31 $9.25
Total return
c
....................... 5.66% (1.01)% (13.78)% (0.41)% 3.05% 7.08%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.51% 1.35% 1.33% 1.27% 1.31% 1.24%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00%
e
1.00%
e
0.99%
e
1.00%
e
1.00%
e
Net investment income ............... 2.71% 2.52% 0.12% 0.27% 1.85% 2.93%
Supplemental data
Net assets, end of period (000’s) ........ $10,756 $10,912 $13,575 $21,801 $24,153 $18,313
Portfolio turnover rate ................ 25.82% 18.01% 329.20% 278.91% 249.94% 223.36%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 25.82% 18.01% 141.97% 85.26% 187.45% 139.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(c) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.45 $7.74 $9.13 $9.31 $9.25 $8.94
Income from investment operations
a
:
Net investment income .............. 0.113
b
0.217
b
0.033
b
0.048
b
0.191 0.285
Net realized and unrealized gains (losses) 0.305 (0.268) (1.249) (0.063) 0.110 0.349
Total from investment operations ........ 0.418 (0.051) (1.216) (0.015) 0.301 0.634
Less distributions from:
Net investment income .............. (0.128) (0.239) (0.169) (0.165) (0.241) (0.324)
Tax return of capital ................ — — (0.005) — — —
Total distributions ................... (0.128) (0.239) (0.174) (0.165) (0.241) (0.324)
Net asset value, end of period .......... $7.74 $7.45 $7.74 $9.13 $9.31 $9.25
Total return
c
....................... 5.64% (0.76)% (13.45)% (0.16)% 3.30% 7.22%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.27% 1.10% 1.09% 1.02% 1.05% 0.99%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75%
e
0.75%
e
0.74%
e
0.75%
e
0.75%
e
Net investment income ............... 2.95% 2.77% 0.38% 0.52% 2.14% 3.18%
Supplemental data
Net assets, end of period (000’s) ........ $14,260 $14,893 $17,618 $24,192 $27,530 $29,286
Portfolio turnover rate ................ 25.82% 18.01% 329.20% 278.91% 249.94% 223.36%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 25.82% 18.01% 141.97% 85.26% 187.45% 139.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(c) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.44 $7.74 $9.13 $9.31 $9.25 $8.93
Income from investment operations
a
:
Net investment income (loss) ......... 0.088
b
0.166
b
(0.025)
b
(0.013)
b
0.138 0.230
Net realized and unrealized gains (losses) 0.316 (0.278) (1.245) (0.062) 0.103 0.355
Total from investment operations ........ 0.404 (0.112) (1.270) (0.075) 0.241 0.585
Less distributions from:
Net investment income .............. (0.104) (0.188) (0.117) (0.105) (0.181) (0.265)
Tax return of capital ................ — — (0.003) — — —
Total distributions ................... (0.104) (0.188) (0.120) (0.105) (0.181) (0.265)
Net asset value, end of period .......... $7.74 $7.44 $7.74 $9.13 $9.31 $9.25
Total return
c
....................... 5.45% (1.53)% (14.01)% (0.81)% 2.64% 6.65%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.92% 1.75% 1.73% 1.66% 1.70% 1.64%
Expenses net of waiver and payments by
affiliates .......................... 1.40% 1.40%
e
1.39%
e
1.39%
e
1.40%
e
1.40%
e
Net investment income (loss) .......... 2.30% 2.12% (0.29)% (0.14)% 1.47% 2.53%
Supplemental data
Net assets, end of period (000’s) ........ $757 $974 $1,372 $2,322 $3,960 $3,843
Portfolio turnover rate ................ 25.82% 18.01% 329.20% 278.91% 249.94% 223.36%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 25.82% 18.01% 141.97% 85.26% 187.45% 139.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(c) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.43 $7.73 $9.12 $9.29 $9.24 $8.92
Income from investment operations
a
:
Net investment income .............. 0.114
b
0.219
b
0.034
b
0.059
b
0.222 0.296
Net realized and unrealized gains (losses) 0.316 (0.277) (1.248) (0.054) 0.081 0.360
Total from investment operations ........ 0.430 (0.058) (1.214) 0.005 0.303 0.656
Less distributions from:
Net investment income .............. (0.130) (0.242) (0.171) (0.175) (0.253) (0.336)
Tax return of capital ................ — — (0.005) — — —
Total distributions ................... (0.130) (0.242) (0.176) (0.175) (0.253) (0.336)
Net asset value, end of period .......... $7.73 $7.43 $7.73 $9.12 $9.29 $9.24
Total return
c
....................... 5.82% (0.85)% (13.47)% 0.05% 3.33% 7.49%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.24% 1.07% 1.05% 1.03% 1.07% 1.00%
Expenses net of waiver and payments by
affiliates .......................... 0.72% 0.72%
e
0.72%
e
0.61%
e
0.62%
e
0.62%
e
Net investment income ............... 2.99% 2.81% 0.39% 0.64% 2.17% 3.31%
Supplemental data
Net assets, end of period (000’s) ........ $279 $283 $273 $569 $559 $383
Portfolio turnover rate ................ 25.82% 18.01% 329.20% 278.91% 249.94% 223.36%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 25.82% 18.01% 141.97% 85.26% 187.45% 139.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(c) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.43 $7.73 $9.12 $9.30 $9.24 $8.93
Income from investment operations
a
:
Net investment income .............. 0.113
b
0.217
b
0.032
b
0.048
b
0.192 0.284
Net realized and unrealized gains (losses) 0.315 (0.278) (1.247) (0.063) 0.109 0.350
Total from investment operations ........ 0.428 (0.061) (1.215) (0.015) 0.301 0.634
Less distributions from:
Net investment income .............. (0.128) (0.239) (0.170) (0.165) (0.241) (0.324)
Tax return of capital ................ — — (0.005) — — —
Total distributions ................... (0.128) (0.239) (0.175) (0.165) (0.241) (0.324)
Net asset value, end of period .......... $7.73 $7.43 $7.73 $9.12 $9.30 $9.24
Total return
c
....................... 5.79% (0.89)% (13.47)% (0.16)% 3.30% 7.23%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.27% 1.11% 1.09% 1.03% 1.05% 0.99%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75%
e
0.75%
e
0.74%
e
0.75%
e
0.75%
e
Net investment income ............... 2.96% 2.78% 0.37% 0.52% 2.14% 3.18%
Supplemental data
Net assets, end of period (000’s) ........ $4,994 $4,682 $5,083 $7,982 $9,609 $10,907
Portfolio turnover rate ................ 25.82% 18.01% 329.20% 278.91% 249.94% 223.36%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 25.82% 18.01% 141.97% 85.26% 187.45% 139.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(c) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited), March 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Insurance 0.0%
†
a ,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... $ 237 $ 346
Residential REITs 0.3%
American Homes 4 Rent LP , Senior Bond , 4.25% , 2/15/28 .....................
100,000 96,075
Total Corporate Bonds (Cost $ 99,992 ) .........................................
96,421
Asset-Backed Securities 3.4%
Financial Services 3.4%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
133,779 130,891
b ,c
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
b
CF Hippolyta Issuer LLC ,
2020-1 , A1 , 144A, 1.69% , 7/15/60 ..................................... 107,934 100,977
2021-1A , A1 , 144A, 1.53% , 3/15/61 .................................... 94,245 85,310
d
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
3,823 3,827
e
CWABS, Inc. , 2004-1 , M1 , FRN , 6.194% , ( 1-month SOFR + 0.864% ), 3/25/34 ......
9,842 9,812
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
142,892 133,767
b
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................................... 163,445 149,405
2021-3 , B , 144A, 2.649% , 1/17/41 ..................................... 54,922 48,799
b ,e
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 6.541% , ( 1-month SOFR +
1.214% ), 1/17/38 .................................................. 163,358 163,916
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ...
270,000 236,847
1,063,575
a a a a a
Total Asset-Backed Securities (Cost $ 1,186,942 ) ................................
1,063,575
Commercial Mortgage-Backed Securities 5.1%
Financial Services 5.1%
BANK ,
2021-BN34 , A5 , 2.438% , 6/15/63 ...................................... 125,000 101,686
2021-BN33 , A5 , 2.556% , 5/15/64 ...................................... 90,000 76,462
b ,e
BLP Commercial Mortgage Trust , 2023-IND , A , 144A, FRN , 7.017% , ( 1-month SOFR +
1.692% ), 3/15/40 .................................................. 100,000 100,327
b ,e
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 6.14% , ( 1-month SOFR + 0.814% ), 9/15/36 ......... 100,000 99,323
2022-LP2 , A , 144A, FRN , 6.338% , ( 1-month SOFR + 1.013% ), 2/15/39 ......... 72,457 72,152
b ,e
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 6.129% , ( 1-month SOFR + 0.804% ),
10/15/36 ........................................................ 200,000 198,386
b
BX Trust ,
2022-CLS , A , 144A, 5.76% , 10/13/27 ................................... 200,000 200,855
e
2022-IND , A , 144A, FRN , 6.816% , ( 1-month SOFR + 1.491% ), 4/15/37 ......... 130,135 130,428
b ,e
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 6.332% , ( 1-month SOFR + 1.014% ),
11/15/37 ........................................................ 324,387 323,821
b ,e
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 8.5% , ( PRIME ), 6/15/34 ........
240,000 240,603
e
FNMA , 2007-1 , NF , FRN , 5.685% , ( 30-day SOFR Average + 0.364% ), 2/25/37 .....
20,755 20,583
1,564,626
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 1,588,099 ) .................
1,564,626
Mortgage-Backed Securities 76.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 27.9%
FHLMC Gold Pool, 30 Year , 4.5%, 4/01/40 ................................ 147,932 145,320
FHLMC Gold Pool, 30 Year , 4.5%, 1/01/49 ................................ 275,802 268,934

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold Pool, 30 Year , 5%, 10/01/33 - 2/01/39 .......................... $ 100,193 $ 100,885
FHLMC Gold Pool, 30 Year , 5.5%, 9/01/33 ................................ 7,841 8,017
FHLMC Gold Pool, 30 Year , 6%, 12/01/32 - 11/01/36 ......................... 32,865 33,783
FHLMC Gold Pool, 30 Year , 6.5%, 11/01/27 - 7/01/32 ........................ 10,401 10,701
FHLMC Gold Pool, 30 Year , 7.5%, 1/01/26 ................................ 12 12
FHLMC Gold Pool, 30 Year , 8%, 7/01/24 - 5/01/30 ........................... 55,535 55,797
FHLMC Gold Pool, 30 Year , 9%, 9/01/30 .................................. 700 700
FHLMC Pool, 15 Year , 2%, 4/01/37 ...................................... 310,129 275,153
FHLMC Pool, 30 Year , 2%, 2/01/52 ...................................... 1,157,569 917,201
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................................... 1,748,517 1,385,809
FHLMC Pool, 30 Year , 2%, 6/01/51 - 3/01/52 ............................... 303,101 240,031
FHLMC Pool, 30 Year , 2%, 5/01/52 ...................................... 406,144 323,396
FHLMC Pool, 30 Year , 2.5%, 11/01/51 .................................... 781,051 648,065
FHLMC Pool, 30 Year , 2.5%, 12/01/51 .................................... 1,058,316 877,926
FHLMC Pool, 30 Year , 2.5%, 1/01/52 ..................................... 455,506 382,320
FHLMC Pool, 30 Year , 2.5%, 2/01/52 ..................................... 375,703 311,378
FHLMC Pool, 30 Year , 2.5%, 9/01/51 - 1/01/52 ............................. 357,738 295,966
FHLMC Pool, 30 Year , 3%, 10/01/51 - 7/01/52 .............................. 107,431 92,493
FHLMC Pool, 30 Year , 3.5%, 7/01/49 ..................................... 769,821 700,785
FHLMC Pool, 30 Year , 4%, 5/01/50 ...................................... 63,073 59,762
FHLMC Pool, 30 Year , 4.5%, 10/01/48 .................................... 430,813 418,757
FHLMC Pool, 30 Year , 5%, 6/01/53 ...................................... 254,914 252,588
FHLMC Pool, 30 Year , 5%, 8/01/53 ...................................... 249,286 249,007
FHLMC Pool, 30 Year , 5%, 4/01/54 ...................................... 91,000 88,799
FHLMC Pool, 30 Year , 5.5%, 2/01/53 ..................................... 329,039 331,536
FHLMC Pool, 30 Year , 6.5%, 11/01/53 - 3/01/54 ............................ 191,441 195,658
8,670,779
f
Federal National Mortgage Association (FNMA) Adjustable Rate 0.8%
FNMA , 4.37%, ( 3-year CMT T-Note +/- MBS Margin), 5/01/30 .................. 27,029 26,406
FNMA , 4.975% - 6.5%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/33 - 4/01/37 ........................................... 129,851 129,350
FNMA , 5.225% - 6.692%, ( 1-year CMT T-Note +/- MBS Margin), 9/01/24 - 7/01/38 ... 94,467 94,143
FNMA , 6.957% - 7.46%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/31 - 4/01/37 ....................................... 14,587 14,691
264,590
Federal National Mortgage Association (FNMA) Fixed Rate 38.0%
FNMA , 3.5%, 7/01/56 ................................................ 480,285 426,866
FNMA, 15 Year , 2.5%, 7/01/37 ......................................... 555,595 507,239
FNMA, 15 Year , 5.5%, 4/01/38 ......................................... 97,077 97,875
FNMA, 30 Year , 1.5%, 10/01/51 ......................................... 330,666 249,513
FNMA, 30 Year , 2%, 5/01/51 ........................................... 396,000 314,941
FNMA, 30 Year , 2%, 11/01/51 .......................................... 484,496 384,471
FNMA, 30 Year , 2%, 1/01/52 ........................................... 1,129,253 896,373
FNMA, 30 Year , 2%, 6/01/51 - 2/01/52 .................................... 196,967 156,028
FNMA, 30 Year , 2.5%, 4/01/51 ......................................... 556,298 462,889
FNMA, 30 Year , 2.5%, 1/01/52 - 7/01/52 .................................. 667,260 552,245
FNMA, 30 Year , 3%, 10/01/46 .......................................... 1,000,944 883,001
FNMA, 30 Year , 3%, 11/01/48 .......................................... 1,261,713 1,111,467
FNMA, 30 Year , 3%, 9/01/49 ........................................... 229,810 201,604
FNMA, 30 Year , 3%, 9/01/50 ........................................... 435,872 380,296
FNMA, 30 Year , 3.5%, 8/01/49 ......................................... 863,345 790,199
FNMA, 30 Year , 3.5%, 9/01/49 ......................................... 239,224 217,475
FNMA, 30 Year , 3.5%, 4/01/50 ......................................... 300,581 274,742
FNMA, 30 Year , 3.5%, 6/01/49 ......................................... 177,175 161,633
FNMA, 30 Year , 4%, 11/01/45 .......................................... 1,574,808 1,494,155

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year , 4%, 6/01/52 ........................................... $ 361,419 $ 339,089
FNMA, 30 Year , 4.5%, 11/01/47 ......................................... 365,488 355,412
FNMA, 30 Year , 5%, 4/01/34 ........................................... 37,814 37,949
FNMA, 30 Year , 5%, 8/01/53 ........................................... 173,194 169,040
FNMA, 30 Year , 5.5%, 9/01/33 - 11/01/35 ................................. 313,224 319,105
FNMA, 30 Year , 6%, 9/01/32 - 8/01/35 .................................... 310,634 318,970
FNMA, 30 Year , 6%, 9/01/53 ........................................... 237,209 239,408
FNMA, 30 Year , 6.5%, 12/01/27 - 12/01/53 ................................ 395,205 404,602
FNMA, 30 Year , 7.5%, 8/01/25 - 5/01/32 .................................. 2,790 2,806
FNMA, 30 Year , 8%, 1/01/25 - 7/01/31 .................................... 7,196 7,249
FNMA, 30 Year , 9%, 8/01/24 - 4/01/25 .................................... 56 56
FNMA, 30 Year , 9.5%, 11/01/29 - 4/01/30 ................................. 12,738 12,772
11,769,470
Government National Mortgage Association (GNMA) Fixed Rate 9.3%
GNMA I, 30 Year , 7%, 11/15/29 ......................................... 887 913
GNMA I, 30 Year , 8%, 11/15/25 - 12/15/26 ................................. 713 713
GNMA I, Single-family, 30 Year , 6.5%, 6/15/28 - 9/15/32 ...................... 41,643 42,945
GNMA I, Single-family, 30 Year , 7%, 1/15/26 - 2/15/32 ........................ 4,228 4,224
GNMA I, Single-family, 30 Year , 7.5%, 9/15/25 - 5/15/28 ...................... 6,583 6,595
GNMA I, Single-family, 30 Year , 8%, 9/15/27 ............................... 347 347
GNMA II, Single-family, 30 Year , 2%, 1/20/52 ............................... 833,951 683,943
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............................ 1,077,928 918,714
GNMA II, Single-family, 30 Year , 3.5%, 10/20/47 - 3/20/51 ..................... 210,503 193,688
GNMA II, Single-family, 30 Year , 4%, 2/20/49 ............................... 172,827 163,789
GNMA II, Single-family, 30 Year , 5%, 4/20/53 ............................... 124,971 122,895
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 ............................. 613,662 613,499
GNMA II, Single-family, 30 Year , 6.5%, 1/20/26 - 12/20/53 ..................... 114,291 116,507
GNMA II, Single-family, 30 Year , 7.5%, 9/20/30 - 7/20/32 ...................... 23,253 24,083
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ............................... 14 15
GNMA II, Single-family, 30 Year , 9%, 3/20/25 ............................... 21 21
2,892,891
Total Mortgage-Backed Securities (Cost $ 25,787,186 ) ............................
23,597,730
Residential Mortgage-Backed Securities 10.9%
Capital Markets 0.0%
†
e
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 6.184% , ( 1-month SOFR +
0.854% ), 3/25/28 .................................................. 18,061 17,010
Financial Services 10.9%
e
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 7.681% , ( 6-month
SOFR + 2.428% ), 6/25/45 ........................................... 13,417 13,274
b
BRAVO Residential Funding Trust ,
2019-1 , A1C , 144A, 3.5% , 3/25/58 ..................................... 7,386 7,276
d
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................................. 38,594 36,359
b
CIM Trust ,
d
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................................ 8,972 8,380
e
2019-INV2 , A11 , 144A, FRN , 6.385% , ( 30-day SOFR Average + 1.064% ), 5/25/49 . 36,108 35,031
d
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................................ 22,748 20,956
d
2018-INV1 , A4 , 144A, FRN , 4% , 8/25/48 ................................ 14,948 13,726
b ,d
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
4,323 4,035
b ,d
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ............
83,679 81,650
b ,e
Connecticut Avenue Securities Trust ,
2023-R08 , 1M1 , 144A, FRN , 6.82% , ( 30-day SOFR Average + 1.5% ), 10/25/43 ... 27,136 27,270
2024-R02 , 1M1 , 144A, FRN , 6.42% , ( 30-day SOFR Average + 1.1% ), 2/25/44 .... 68,451 68,507

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,d
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
$ 18,291 $ 17,387
e
FHLMC STACR Debt Notes ,
2016-DNA2 , M3 , FRN , 10.085% , ( 30-day SOFR Average + 4.764% ), 10/25/28 .... 69,071 72,606
2016-HQA2 , M3 , FRN , 10.585% , ( 30-day SOFR Average + 5.264% ), 11/25/28 .... 79,414 84,263
b ,e
FHLMC STACR REMIC Trust ,
2022-DNA1 , M1A , 144A, FRN , 6.32% , ( 30-day SOFR Average + 1% ), 1/25/42 .... 189,203 189,253
2022-DNA3 , M1A , 144A, FRN , 7.32% , ( 30-day SOFR Average + 2% ), 4/25/42 .... 49,072 49,725
b ,d
Flagstar Mortgage Trust ,
2021-4 , A5 , 144A, FRN , 2.5% , 6/01/51 .................................. 156,494 136,338
2021-2 , A6 , 144A, FRN , 2.5% , 4/25/51 .................................. 176,771 154,337
e
FNMA Connecticut Avenue Securities ,
2015-C01 , 1M2 , FRN , 9.735% , ( 30-day SOFR Average + 4.414% ), 2/25/25 ...... 44,931 45,954
2016-C01 , 1M2 , FRN , 12.185% , ( 30-day SOFR Average + 6.864% ), 8/25/28 ..... 81,207 86,212
2014-C02 , 2M2 , FRN , 8.035% , ( 30-day SOFR Average + 2.714% ), 5/25/24 ...... 44,210 44,271
2014-C03 , 2M2 , FRN , 8.335% , ( 30-day SOFR Average + 3.014% ), 7/25/24 ...... 16,448 16,532
b ,d
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
189,068 164,892
b ,d
J.P. Morgan Mortgage Trust ,
2013-3 , A3 , 144A, FRN , 3.357% , 7/25/43 ................................ 48,331 43,954
2021-6 , A4 , 144A, FRN , 2.5% , 10/25/51 ................................. 240,358 210,980
2021-13 , A4 , 144A, FRN , 2.5% , 4/25/52 ................................. 159,199 139,125
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................................. 47,445 41,225
2022-1 , A4 , 144A, FRN , 2.5% , 7/25/52 .................................. 247,840 214,117
b ,d
Mill City Mortgage Loan Trust ,
2018-2 , A1 , 144A, FRN , 3.5% , 5/25/58 .................................. 17,627 17,371
2018-1 , A1 , 144A, FRN , 3.25% , 5/25/62 ................................. 21,147 20,645
2018-4 , A1B , 144A, FRN , 3.5% , 4/25/66 ................................. 63,912 61,749
b
OBX Trust ,
e
2018-1 , A2 , 144A, FRN , 6.094% , ( 1-month SOFR + 0.764% ), 6/25/57 .......... 24,105 23,242
d
2021-J1 , A4 , 144A, FRN , 2.5% , 5/25/51 ................................. 147,623 129,205
d
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................................ 74,523 64,996
b ,d
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% , 2/20/49 ........
120,649 104,799
b ,d
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 .........................
213,872 188,142
b ,d
Sequoia Mortgage Trust ,
2021-1 , A1 , 144A, FRN , 2.5% , 3/25/51 .................................. 152,351 122,795
2021-6 , A4 , 144A, FRN , 2.5% , 10/25/51 ................................. 201,915 175,130
b
Towd Point Mortgage Trust ,
d
2016-5 , A1 , 144A, FRN , 2.5% , 10/25/56 ................................. 2,797 2,788
d
2017-1 , A1 , 144A, FRN , 2.75% , 10/25/56 ................................ 975 972
e
2017-5 , A1 , 144A, FRN , 6.044% , ( 1-month SOFR + 0.714% ), 2/25/57 .......... 7,430 7,554
d
2017-4 , A1 , 144A, FRN , 2.75% , 6/25/57 ................................. 63,807 61,319
d
2018-1 , A1 , 144A, FRN , 3% , 1/25/58 ................................... 13,486 13,141
d
2018-2 , A1 , 144A, FRN , 3.25% , 3/25/58 ................................. 37,923 36,778
d
2019-1 , A1 , 144A, FRN , 3.75% , 3/25/58 ................................. 98,516 93,926
d
2018-6 , A1A , 144A, FRN , 3.75% , 3/25/58 ................................ 23,115 22,629
d
2017-1 , A2 , 144A, FRN , 3.5% , 10/25/56 ................................. 165,000 161,685
Virginia Housing Development Authority , 2020-A , A , 2.85% , 12/25/49 .............
47,431 41,845
3,378,346
a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 3,763,953 ) ..................
3,395,356
Total Long Term Investments (Cost $ 32,426,172 ) ................................
29,717,708
a
a a a a

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 4.2%
a a
Shares
a
Value
a
Money Market Funds 4.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 1,308,127 $ 1,308,127
Total Money Market Funds (Cost $ 1,308,127 ) ...................................
1,308,127
Total Short Term Investments (Cost $ 1,308,127 ) .................................
1,308,127
a
Total Investments (Cost $ 33,734,299 ) 99.9% ....................................
$31,025,835
Other Assets, less Liabilities 0.1% .............................................
20,066
Net Assets 100.0% ...........................................................
$31,045,901
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $5,389,566, representing 17.4% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible. See Note
6
.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
g
See Note
3
(
f
) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At March 31, 2024 , the Fund had the following futures contracts outstanding. See Note 1 ( b ).
See Note 7 regarding other derivative information.
See Abbreviations on page 29 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 5 $ 553,984 6/18/24 $ (2,937)
U.S. Treasury 10 Year Ultra Notes ................ Long 12 1,375,312 6/18/24 9,358
U.S. Treasury 2 Year Notes ..................... Short 2 408,969 6/28/24 263
U.S. Treasury 5 Year Notes ..................... Long 21 2,247,328 6/28/24 4,731
U.S. Treasury Long Bonds ..................... Long 9 1,083,938 6/18/24 14,542
U.S. Treasury Ultra Bonds ...................... Long 1 129,000 6/18/24 2,061
Total Futures Contracts ...................................................................... $28,018
*
As of period end.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
March 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Strategic
Mortgage
Portfolio
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $32,426,172
Cost - Non-controlled affiliates (Note 3f) ........................................................ 1,308,127
Value - Unaffiliated issuers .................................................................. $29,717,708
Value - Non-controlled affiliates (Note 3f) ........................................................ 1,308,127
Cash .................................................................................... 2,363
Receivables:
Investment securities sold ................................................................... 1,746
Capital shares sold ........................................................................ 914
Dividends and interest ..................................................................... 91,082
Affiliates ................................................................................ 1,186
Deposits with brokers for:
Futures contracts ........................................................................ 97,282
Variation margin on futures contracts ........................................................... 1,342
Total assets .......................................................................... 31,221,750
Liabilities:
Payables:
Capital shares redeemed ................................................................... 40,237
Distribution fees .......................................................................... 2,878
Transfer agent fees ........................................................................ 12,381
Registration and filing fees .................................................................. 47,469
Professional fees ......................................................................... 28,917
Trustees' fees and expenses ................................................................. 135
Pricing fees ............................................................................. 23,818
Distributions to shareholders ................................................................. 4,444
Accrued expenses and other liabilities ........................................................... 15,570
Total liabilities ......................................................................... 175,849
Net assets, at value ................................................................. $31,045,901
Net assets consist of:
Paid-in capital ............................................................................. $42,253,346
Total distributable earnings (losses) ............................................................. (11,207,445)
Net assets, at value ................................................................. $31,045,901

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Strategic
Mortgage
Portfolio
Class A:
Net assets, at value ....................................................................... $10,756,040
Shares outstanding ........................................................................ 1,389,925
Net asset value per share
a,b
.................................................................. $7.74
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $8.04
Class A1:
Net assets, at value ....................................................................... $14,259,994
Shares outstanding ........................................................................ 1,841,802
Net asset value per share
a,b
.................................................................. $7.74
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $8.04
Class C:
Net assets, at value ....................................................................... $756,825
Shares outstanding ........................................................................ 97,806
Net asset value and maximum offering price per share
a,b
............................................ $7.74
Class R6:
Net assets, at value ....................................................................... $279,413
Shares outstanding ........................................................................ 36,152
Net asset value and maximum offering price per share
b
............................................. $7.73
Advisor Class:
Net assets, at value ....................................................................... $4,993,629
Shares outstanding ........................................................................ 645,908
Net asset value and maximum offering price per share
b
............................................. $7.73
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Operations
for the six months ended March 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Strategic
Mortgage
Portfolio
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) ............................................................. $17,555
Interest:
Unaffiliated issuers ........................................................................ 573,708
Total investment income ................................................................... 591,263
Expenses:
Management fees (Note 3 a ) ................................................................... 63,847
Distribution fees: (Note 3c )
    Class A ................................................................................ 13,957
    Class C ................................................................................ 2,774
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 9,341
Class A1 ............................................................................... 12,510
    Class C ................................................................................ 722
    Class R6 ............................................................................... 199
    Advisor Class ............................................................................ 3,993
Custodian fees ............................................................................. 1,199
Reports to shareholders fees .................................................................. 3,623
Registration and filing fees .................................................................... 45,668
Professional fees ........................................................................... 30,639
Trustees' fees and expenses .................................................................. 320
Pricing fees ............................................................................... 22,165
Other .................................................................................... 7,957
Total expenses ......................................................................... 218,914
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (82,513)
Net expenses ......................................................................... 136,401
Net investment income ................................................................ 454,862
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,004,491)
Futures contracts ......................................................................... (3,013)
TBA sale commitments ..................................................................... 3,972
Net realized gain (loss) .................................................................. (1,003,532)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,174,876
Futures contracts ......................................................................... 105,989
Net change in unrealized appreciation (depreciation) ............................................ 2,280,865
Net realized and unrealized gain (loss) ............................................................ 1,277,333
Net increase (decrease) in net assets resulting from operations .......................................... $1,732,195

Franklin Strategic Mortgage Portfolio
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Strategic Mortgage Portfolio
Six Months Ended
March 31, 2024
(unaudited)
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $454,862 $951,455
Net realized gain (loss) ................................................. (1,003,532) (872,428)
Net change in unrealized appreciation (depreciation) ........................... 2,280,865 (259,058)
Net increase (decrease) in net assets resulting from operations ................ 1,732,195 (180,031)
Distributions to shareholders:
Class A ............................................................. (174,779) (349,077)
Class A1 ............................................................ (250,672) (513,584)
Class C ............................................................. (11,618) (29,542)
Class R6 ............................................................ (4,840) (9,621)
Advisor Class ........................................................ (80,552) (151,668)
Total distributions to shareholders .......................................... (522,461) (1,053,492)
Capital share transactions: (Note 2 )
Class A ............................................................. (545,480) (2,233,033)
Class A1 ............................................................ (1,224,437) (2,156,673)
Class C ............................................................. (252,959) (363,743)
Class R6 ............................................................ (14,331) 23,168
Advisor Class ........................................................ 129,218 (212,851)
Total capital share transactions ............................................ (1,907,989) (4,943,132)
Net increase (decrease) in net assets ................................... (698,255) (6,176,655)
Net assets:
Beginning of period ..................................................... 31,744,156 37,920,811
End of period .......................................................... $31,045,901 $31,744,156

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Mortgage Portfolio (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin Strategic Mortgage Portfolio (Fund).
The Fund follows the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
See Note 7 regarding other derivative information.
c. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2024, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
1. Organization and Significant Accounting Policies
(continued)
b. Derivative Financial Instruments
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
March 31, 2024
Year Ended
September 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 288,241 $2,234,429 182,902 $1,435,164
Shares issued in reinvestment of distributions .......... 22,127 169,713 43,699 340,396
Shares redeemed ............................... (386,879) (2,949,622) (515,431) (4,008,593)
Net increase (decrease) .......................... (76,511) $(545,480) (288,830) $(2,233,033)
Class A1 Shares:
Shares sold ................................... 23,517 $178,331 72,796 $567,355
Shares issued in reinvestment of distributions .......... 31,164 239,046 63,041 491,362
Shares redeemed ............................... (213,180) (1,641,814) (412,231) (3,215,390)
Net increase (decrease) .......................... (158,499) $(1,224,437) (276,394) $(2,156,673)
Class C Shares:
Shares sold ................................... 3,753 $28,901 39,860 $309,806
Shares issued in reinvestment of distributions .......... 1,491 11,412 3,749 29,218
Shares redeemed
a
.............................. (38,375) (293,272) (89,969) (702,767)
Net increase (decrease) .......................... (33,131) $(252,959) (46,360) $(363,743)
Class R6 Shares:
Shares sold ................................... 6,055 $46,400 22,417 $176,018
Shares issued in reinvestment of distributions .......... 629 4,815 1,229 9,566
Shares redeemed ............................... (8,561) (65,546) (20,913) (162,416)
Net increase (decrease) .......................... (1,877) $(14,331) 2,733 $23,168
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended March 31, 2024, the annualized gross effective investment management fee rate was 0.400% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Six Months Ended
March 31, 2024
Year Ended
September 30, 2023
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 52,183 $403,377 75,627 $591,801
Shares issued in reinvestment of distributions .......... 8,850 67,799 16,501 128,353
Shares redeemed ............................... (44,811) (341,958) (120,131) (933,005)
Net increase (decrease) .......................... 16,222 $129,218 (28,003) $(212,851)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.400% First $250 million
0.380% Over $250 million, up to and including $500 million
0.360% In excess of $500 million
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended March 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$12,345 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $144
CDSC retained .............................................................................. $22
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $427,588 $6,493,945 $(5,613,406) $— $— $1,308,127 1,308,127 $17,555
Total Affiliated Securities ... $427,588 $6,493,945 $(5,613,406) $— $— $1,308,127 $17,555
3 . Transactions with Affiliates (continued)
c. Distribution Fees
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.75% based on the average net assets of each class until January 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2023, the capital loss carryforwards were as follows:
At March 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2024, aggregated
$7,963,719 and $10,343,288, respectively.
6. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At March 31,
2024, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,691,531
Long term ................................................................................ 2,844,138
Total capital loss carryforwards ............................................................... $7,535,669
Cost of investments .......................................................................... $33,656,091
Unrealized appreciation ........................................................................ $300,971
Unrealized depreciation ........................................................................ (2,903,209)
Net unrealized appreciation (depreciation) .......................................................... $(2,602,238)
3 . Transactions with Affiliates (continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Other Derivative Information
At March 31, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended March 31, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended March 31, 2024, the average month end notional amount of futures contracts represented $5,258,013.
See Note 1(b) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2024, the Fund did not use the
Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Mortgage Portfolio
Interest rate contracts .......
Variation margin on futures
contracts
$ 30,955
a
Variation margin on futures
contracts
$ 2,937
a
Total .................... $30,955 $2,937
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Mortgage Portfolio
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(3,013) Futures contracts $105,989
Total ....................... $(3,013) $105,989

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 96,421 $ — $ 96,421
Asset-Backed Securities ................... — 1,063,575 — 1,063,575
Commercial Mortgage-Backed Securities ...... — 1,564,626 — 1,564,626
Mortgage-Backed Securities ................ — 23,597,730 — 23,597,730
Residential Mortgage-Backed Securities ....... — 3,395,356 — 3,395,356
Short Term Investments ................... 1,308,127 — — 1,308,127
Total Investments in Securities ........... $1,308,127 $29,717,708 $— $31,025,835
Other Financial Instruments:
Futures contracts ........................ $30,955 $— $— $30,955
Total Other Financial Instruments ......... $30,955 $— $— $30,955
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $2,937 $— $— $2,937
Total Other Financial Instruments ......... $2,937 $— $— $2,937

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rates
MBS
Mortgage-Backed Security
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

Franklin Strategic Mortgage Portfolio
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

357 S 05/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Strategic Mortgage Portfolio
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee

of Listed Registrants.                   N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                 N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  May 28, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 28, 2024